Related Party Transactions (Narrative) (Details)					12 Months Ended
	Feb. 11, 2019 USD ($) shares $ / shares	Oct. 16, 2017 USD ($) shares yr $ / shares	Sep. 07, 2017 USD ($) $ / shares shares	Aug. 31, 2017 USD ($) shares yr $ / shares	Jun. 30, 2019 USD ($) shares yr $ / shares	Jun. 30, 2018 USD ($) shares yr $ / shares	Jun. 30, 2017 USD ($)	Jan. 02, 2018 USD ($)	Dec. 29, 2017 USD ($)
Disclosure of transactions between related parties [line items]
Proceeds from (repayment of) loans from related parties						$ 13,100	$ (29,100)
Warrants issued | shares			2,000,000
Exercise price of warrants | $ / shares			$ 0.01		$ 0.10
Proceeds from exercise of warrants			$ 20,000			$ 20,000
Incentive stock option grant | shares	7,500,000	500,000		4,000,000	7,500,000	4,500,000
Exercise price of option | $ / shares	$ 0.05	$ 0.15		$ 0.15	$ 0.05	$ 0.15
Option term | yr		1		1	2.38	1
Expiry period					30 June 2021
Fair value of incentive stock options	$ 92,250	$ 1,150		$ 40,800
Number of units issued | shares					0	3,000,000
Per share price of unit | $ / shares					$ 0.00	$ 0.10
Directors and Officers [Member]
Disclosure of transactions between related parties [line items]
Amount payable to related party					$ 227,045	$ 320,951
Compensation paid					142,445	148,604	275,470
Fair value of incentive stock options					92,250	41,950
VP [Member]
Disclosure of transactions between related parties [line items]
Amount converted in shares					$ 17,500
Number of common shares converted | shares					350,000
CEO [Member]
Disclosure of transactions between related parties [line items]
Amount payable to related party								$ 300,000	$ 50,000
Forgive accrued and unpaid salary						75,000
Amount converted in shares						$ 150,000
Number of common shares converted | shares						3,000,000
Loan payable					$ 87,500	$ 87,500
Three Directors [Member]
Disclosure of transactions between related parties [line items]
Warrants issued | shares					3,000,000
Expiry period					Expiry date from 31 August 2018 until a new expiry date on 30 June 2020
Three Directors [Member] | Top of range [Member]
Disclosure of transactions between related parties [line items]
Exercise price of warrants | $ / shares					$ 0.10
Three Directors [Member] | Bottom of range [member]
Disclosure of transactions between related parties [line items]
Exercise price of warrants | $ / shares					$ 0.05
CFO [Member]
Disclosure of transactions between related parties [line items]
Amount payable to related party					$ 75,000	300,000		$ 300,000
Forgive accrued and unpaid salary					$ 50,000	72,494	$ 125,000
Amount converted in shares						$ 200,000
Number of common shares converted | shares						4,000,000
Proceeds from (repayment of) loans from related parties						$ 13,100
Warrants issued | shares						2,000,000
Exercise price of warrants | $ / shares						$ 0.01
Proceeds from exercise of warrants						$ 20,000
Directors [Member]
Disclosure of transactions between related parties [line items]
Shares unit received | shares					1,000,000